Financial instruments (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents At Carrying Value	$ 6,639	$ 7,068	$ 17,550	$ 13,391
Fair Value, Inputs, Level 1 [Member]
Cash And Cash Equivalents At Carrying Value	$ 6,600	$ 7,100